Note 8 - Intangible Assets - Mortgage Servicing Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 1,499	$ 1,507
Originations	706	547
Amortization	(601)	(555)
Balance	1,604	1,499
Valuation reserve	0	0
Mortgage servicing rights, net	1,604	1,499
Fair value of mortgage servicing rights	$ 2,952	$ 2,590